Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock ETF Trust
Entity Central Index Key	0001761055
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000249919 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Enhanced Short-Term Bond Active ETF
Class Name	iShares Enhanced Short-Term Bond Active ETF
Trading Symbol	CSHP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Enhanced Short-Term Bond Active ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Enhanced Short-Term Bond Active ETF	$10	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[1]
Net Assets	$ 190,394,590
Holdings Count | Holding	56
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$190,394,590
Number of Portfolio Holdings	56
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Treasury Obligations	63.0%
Foreign Government Obligations	27.8%
Corporate Bonds & Notes	9.2%
Ten largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Bills, 3.70%, 07/21/26	20.0%
U.S. Treasury Bills, 3.67%, 05/05/26	9.8%
U.S. Treasury Bills, 3.69%, 06/30/26	9.5%
U.S. Treasury Bills, 3.69%, 06/18/26	8.8%
U.S. Treasury Bills, 3.68%, 07/09/26	5.6%
U.S. Treasury Bills, 3.69%, 06/04/26	5.5%
Italy Buoni Ordinari del Tesoro BOT, 2.14%, 08/14/26	4.6%
France Treasury Bills, 2.23%, 08/26/26	4.6%
Spain Letras del Tesoro, 2.20%, 09/04/26	4.6%
Portugal Treasury Bills, 2.32%, 11/20/26	4.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Bills, 3.70%, 07/21/26	20.0%
U.S. Treasury Bills, 3.67%, 05/05/26	9.8%
U.S. Treasury Bills, 3.69%, 06/30/26	9.5%
U.S. Treasury Bills, 3.69%, 06/18/26	8.8%
U.S. Treasury Bills, 3.68%, 07/09/26	5.6%
U.S. Treasury Bills, 3.69%, 06/04/26	5.5%
Italy Buoni Ordinari del Tesoro BOT, 2.14%, 08/14/26	4.6%
France Treasury Bills, 2.23%, 08/26/26	4.6%
Spain Letras del Tesoro, 2.20%, 09/04/26	4.6%
Portugal Treasury Bills, 2.32%, 11/20/26	4.6%
(a)	Excludes money market funds.

C000257655 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Managed Futures Active ETF
Class Name	iShares Managed Futures Active ETF
Trading Symbol	ISMF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Managed Futures Active ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Managed Futures Active ETF	$42	0.80%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[2]
Net Assets	$ 57,160,053
Holdings Count | Holding	92
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$57,160,053
Number of Portfolio Holdings	92
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
			Percent of Notional Amount
Asset Type	Long	Short	Total
Forward Foreign Currency Exchange Contracts	28.6%	30.8%	59.4%
Futures Contracts	10.9%	13.3%	24.2%
U.S. Treasury Obligations	16.3%	—%	16.3%
Money Market Funds	0.1	—	0.1%
	55.9	44.1	100.0

[1]	Annualized.
[2]	Annualized.